QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
QUARTERLY DATA (UNAUDITED)
Interest and dividend income	$ 2,288	$ 2,180	$ 2,256	$ 2,321	$ 2,558	$ 2,573	$ 2,777	$ 2,797	$ 9,045	$ 10,705
Interest expense	360	379	447	502	519	581	646	670	1,688	2,416
Net interest and dividend income	1,928	1,801	1,809	1,819	2,039	1,992	2,131	2,127	7,357	8,289
Provision for loan losses	38	67	31	64	124	80	681	64	200	949
Net interest income, after provision for loan losses	1,890	1,734	1,778	1,755	1,915	1,912	1,450	2,063
Non-interest income	785	616	329	283	363	203	198	226	2,013	990
Non-interest expenses	1,995	1,958	1,905	1,805	1,606	1,664	1,707	1,759	7,663	6,736
Income before income taxes	680	392	202	233	672	451	(59)	530	1,507	1,594
Income tax provision (benefit)	264	148	67	80	257	167	(39)	198	559	583
Net income	$ 416	$ 244	$ 135	$ 153	$ 415	$ 284	$ (20)	$ 332	$ 948	$ 1,011
Income (loss) per share:
Basic (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53
Diluted (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53